Schedule of aggregate remuneration costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Staff Numbers And Costs
Salaries, wages and incentives	$ 2,045	$ 5,465	$ 15,237
Social security costs	362	430	730
Pension contributions	175	369	844
Short-term compensated absences	39	366	1,277
Total	$ 2,621	$ 6,630	$ 18,088